Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net loss	$ (35,684)	$ (19,288)
Reconciliation of net loss to cash used in operations:
Accretion of asset retirement obligations	993	1,039
Decrease in restoration and reclamation accrual	(521)	(97)
Amortization of debt discount		30
Amortization of note receivable discount	(678)	(744)
Amortization of non-cash investor relations fee	21	250
Depreciation and amortization	116	142
Stock compensation expense	332	101
Common stock issued as payment of accounts payable	95	25
Common stock issued for purchase of lithium mineral interests	114
Impairment of uranium properties	23,712	11,436
Gain on disposal of fixed assets	(104)	(1)
Gain on sale of uranium properties		(4,963)
Loss on extinguishment of convertible debt		39
Loss on sale of marketable securities	484
Effect of changes in operating working capital items:
Decrease in receivables	105	5
Decrease (increase) in prepaid and other current assets	56	(22)
(Decrease) increase in payables, accrued liabilities and deferred credits	(689)	445
Net Cash Used In Operating Activities	(11,648)	(11,603)
Cash Flows From Investing Activities:
Purchases of equipment		(100)
Proceeds from the sale of securities	834
Proceeds from disposal of mineral properties, net		1,950
Proceeds from disposal of property, plant and equipment	104	1
Proceeds from note receivable	1,134
Acquisition of Alabama Graphite, net of cash acquired	(1,547)	(833)
Net Cash Provided By Investing Activities	525	1,018
Cash Flows From Financing Activities:
Payments on borrowings		(5,500)
Issuance of common stock, net	8,715	16,535
Payment of minimum withholding taxes on net share settlements of equity awards	(5)	(1)
Net Cash Provided By Financing Activities	8,710	11,034
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,413)	449
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	7,722	7,273
Cash, Cash Equivalents and Restricted Cash, End of Period	5,309	7,722
Cash Paid During the Period for:
Interest	9	130
Supplemental Non-Cash Information with Respect to Investing and Financing Activities:
Securities received for payment of notes receivable - Laramide	750
Securities received for asset disposal-Laramide		568
Common stock issued for acquisition of Alabama Graphite	6,394
Stock options and warrants issued for acquisition of Alabama Graphite	90
Common stock issued for consulting services	95	325
Common stock issued for purchase of lithium mineral interests	114
Common stock issued for payment of commitment fees		1,214
Total Non-Cash Investing and Financing Activities for the Period	$ 7,443	$ 2,107